PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
Prepaid Expense and Other Assets [Abstract]
Prepaid Expenses and Other Current Assets
As of December 31, 2015 and 2014 prepaid expenses and other current assets consist of the following:

	2015	2014

Prepaid insurance	$84	$248
Prepaid patent costs	22	159
Due from Walker Digital and Flexible Travel Company	201	—
Prepaid software	273	—
Other prepaid expenses	54	48
Total prepaid expenses and other current assets	$634	$455